United States

Securities and Exchange Commission

Washington, D.C.  20549

FORM   N-CSR

Certified Shareholder Report of Registered Management investment companies

Investment Company Act file number 811-06680

BHIRUD FUNDS INC.

(Exact Name of Registrant as Specified in Charter)

c/o Bhirud Associates, Inc.

6 Thorndal Circle, Suite 205, Darien, CT 06820

(Address of Principal Executive Offices)     (Zip code)

Registrant's Telephone Number, including Area Code: (203) 662 - 6659

SURESH BHIRUD

Bhirud Associates, Inc.

6 Thorndal Circle, Suite 205, Darien, CT 06820

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (203) 662-6659

Date of fiscal year end: July 31

Date of reporting period: July 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB

has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Apex Mid Cap Growth Fund

Annual Report

July 31, 2008

THE APEX MID CAP GROWTH FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

JULY 31, 2008

September 11, 2008

As mentioned in our previous report, we have adopted a significantly cautious approach to investing since the summer of 2007.  The stock market has remained highly volatile over the last 12 months.  We have tried to cope with this volatility by maintaining a healthy amount of cash from time to time.  We have also tried to trade opportunistically in sectors and stocks.

One of our core holdings for some time has been TiVo, Inc. (TIVO).  TiVo has finally started outperforming the broader averages since the company has won a lawsuit on several of its key patents.  As we go to press, TiVo is waiting to hear about the size of the overall financial award.

Our current holdings are highly diversified, as usual.  Broadly speaking, we are invested in technology, alternative energy, services, industrial goods, and health care.

We remain concerned with the increasing volatility of the stock market in general.  In our view, the financial system has been and remains exposed to systemic risk stemming from the excesses in the mortgage market as well as loans made to highly leveraged entities.  As we write this report, there is still not much clarity on this issue.

Although the economic growth has held up well over the last 12 months, there are now signs that the economy is weakening.  Consumers remain highly leveraged and income growth, as measured by personal income, is starting to slow.  A similar phenomenon is also taking place in leading countries of the world in various degrees and shades.  The prospects of the entire global economic engine slowing have increased dramatically.  Slowing economic growth, in our view, will put increasing pressure on earnings as well as equity values.

We are also concerned that, unlike past cycles, the Federal Reserve Board has limited ability to revive economic growth, as interest rates are already close to historic lows.  Overall, we remain highly cautious on the outlook for the stock market.  We hope to preserve capital by maintaining a healthy level of cash in the portfolio and by being highly selective in holding stocks.

Sincerely,

Suresh L. Bhirud, CFA

Chairman

THE APEX MID CAP GROWTH FUND

PERFORMANCE ILLUSTRATION

JULY 31, 2008

The line graph below shows how a $10,000 investment in the Fund made on December 23, 1992 (the date the fund began to invest in assets other than cash or cash equivalents in accordance with its investment objectives) would have become $2,658 (as of July 31, 2008). The line graph shows how this compares to the broad-based Standard & Poor's 500 Index and the Fund's bench mark, the Standard & Poor's MidCap 400 Index, over the same period.

Performance Comparison (Average Annual Total Returns) - For the periods ended July 31, 2008

	1 Year	5 Years	10 Years
Apex Mid Cap Growth Fund	-11.33%	-4.22%	-10.90%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	-11.09%	+7.02%	+2.90%
S&P Mid Cap (reflects no deduction for fees, expenses, or taxes)	-4.96%	+11.39%	+10.06%

All Fund performance numbers represent past performance numbers, and are no guarantee of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.

THE APEX MID CAP GROWTH FUND

PORTFOLIO ANALYSIS

JULY 31, 2008 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

* Net Cash represents other assets less liabilities

THE APEX MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2008

Shares		Value

COMMON STOCK - 96.31%

Audio/Video Home Prod - 0.01%
170	VPGI Corp. *	$ 29

Business Information Services - 6.48%
100	Dun & Bradstreet Corp.	9,664
500	Applied Materials, Inc.	8,660
		18,324
Cable TV - 8.15%
3,000.00	Tivo, Inc. *	23,040

Chemicals-Diversified - 2.87%
300	Methanex Corp.	8,124

Computer-Graphics - 0.73%
250	DIVX, Inc. *	2,055

Computer-Software - 1.25%
1,000.00	Acclaim Entertainment, Inc.	3
2,000.00	Opentv Corp. *	3,540
		3,543
Elec-Semiconductors - 2.73%
300	Marvell Technology Group, Ltd. *	4,437
300	Omnivision Technologies, Inc. *	3,285
		7,722
Elec-Misc Components - 1.40%
100	American Superconductor Corp. *	3,949

Elec Products-Misc - 0.94%
1,000.00	Satcon Tech Corp. *	2,670

Electronics-Manufacturing Mach - 0.09%
12	Verigy Ltd. *	267

* Non-income producing security during the period.

The accompanying notes are an integral part of the financial statements.

THE APEX MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS - CONTINUED

JULY 31, 2008

Shares		Value

Electronic Commerce - 7.07%
100	Amazon Com, Inc. *	7,634
400	Netflix, Inc. *	12,356
		19,990
Energy-Alternate Sources - 20.89%
300	Canadian Solar, Inc. *	8,631
1,000.00	China Sunergy *	8,660
100	Energy Conversion Devices, Inc. *	6,993
1,000.00	Evergreen Solar *	9,340
3,000.00	Hydrogenics Corp. *	4,425
500	JA Solar Holdings Co. Ltd. *	7,585
170	Sunpower Corp. *	13,391
		59,025
Fiber Optics - 0.73%
100	Ciena Corp. *	2,067

Finance-Investment Bankers - 0.01%
116	JPC Capital Partners, Inc.	26

Finance-Misc Services - 7.05%
200	Coinstar, Inc. *	6,898
100	NYSE Euronext, Inc. *	4,724
300	Western Union Co.	8,292
		19,914
Instruments-Control - 1.59%
100	Woodward Governor Company	4,500

Internet Content - 1.95%
2,000.00	CDC Corp. *	5,500

Internet Services - 3.37%
2	Hanarotelecom, Inc. (Korea)	15
7,050.00	Napster, Inc. *	9,518
		9,533
Internet Software - 2.43%
1,000.00	Realnetworks, Inc. *	6,870

* Non-income producing security during the period.

The accompanying notes are an integral part of the financial statements.

THE APEX MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS - CONTINUED

JULY 31, 2008

Shares		Value

Machinery-Electrical - 4.33%
4,000.00	Capstone Turbine Corp. *	12,240

Medical Products - 4.81%
1,000.00	Cryolife, Inc. *	13,590

Medical-Biomed/Genetics - 3.39%
100	Genentech, Inc. *	9,525
8	Vivus, Inc. *	67
		9,592
Medical-Hlth Maint Org. - 1.45%
100	Aetna, Inc.	4,101

Oil & Gas-Drilling - 0.37%
10,000.00	Cityview Corp. Ltd.(Austrailia)	1,000
200	GSV, Inc. *	40
		1,040
Protection-Sfty Eq & Svc - 1.61%
900	Taser International, Inc. *	4,536

Telecommunication Equip - 5.26%
100	Research in Motion Ltd. * (Canada)	12,282
500	Tellabs, Inc. *	2,570
200	TPC Liquidation, Inc. *	0
		14,852
Toys/Games/Hobby Prod - 2.55%
200	Activision, Inc. *	7,196

Transportation-Ship - 2.79%
100	Overseas Shipholding Group, Inc.	7,875

Unclassified - 0.00%
9,000.00	Diamond Hitts Production, Inc.	1
27	Learning Priority, Inc.	3
		4

* Non-income producing security during the period.

The accompanying notes are an integral part of the financial statements.

Value
TOTAL FOR COMMON STOCK (Cost $454,462) - 96.31%	$ 272,173

TOTAL INVESTMENTS (Cost $454,462) - 96.31%	272,173

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.69%	10,417

NET ASSETS - 100.00%	$ 282,590

The accompanying notes are an integral part of the financial statements.

THE APEX MID CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 2008

Assets:
Cash	$ 19,808
Investment Securities at Value (Identified cost - $454,462)	272,173
Prepaid Insurance Fees	1,044
Total Assets	$ 293,025

Liabilities:
Accrued Expenses	10,435
Total Liabilities	$ 10,435

Net Assets (Equivalent to $1.33 per share based on 212,806 shares outstanding)	$ 282,590

Composition of Net Assets:
Paid in Capital	$ 3,184,316
Distribution in excess of accumulated Net Realized loss	(2,719,437)
Net Unrealized Depreciation of Investments	(182,289)
Net Assets	$ 282,590

The accompanying notes are an integral part of the financial statements.

THE APEX MID CAP GROWTH FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2008

Investment Income:
Dividends	$ 588
Expenses:
Investment Advisor (Note 4)	$ 2,908
Custodian	6,457
Trustee Fees	5,443
Audit	4,500
Fund Accounting	4,173
Transfer Agent	2,381
Insurance	613
Fund Administration (Note 4)	582
Distribution Fees 12b-1	442
Miscellaneous	391
Total Expenses	27,890
Expense Reimbursement/waived by Advisor (Note 4)	(3,490)
Net Expenses	24,400

Net Investment Income (Loss)	(23,812)

Realized and Unrealized Loss on Investments:
Net Realized Gain on Investments	7,081
Change in Unrealized Depreciation on Investments	(17,505)
Net Realized and Unrealized Loss on Investments	(10,424)
Net Decrease in Net Assets Resulting from Operations	$ (34,236)

The accompanying notes are an integral part of the financial statements.

THE APEX MID CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

JULY 31, 2008

	For the years ended July 31,
	2008	2007
Increase (Decrease) in Net Assets
Net Investment Income (Loss)	$(23,812)	$(23,699)
Net Realized Gain (Loss) on Investments	7,081	19,041
Net Unrealized Appreciation (Depreciation) of investments	(17,505)	51,881
Net Increase (Decrease) in Net Assets Resulting from Operations	(34,236)	47,223

Capital Share Transactions:
Shares Sold	-	11,902
Cost of Shares Redeemed	(8,536)	(28,622)
Decrease in Net Assets Due to Capital Share Transactions	(8,536)	(16,720)

Net Increase (Decrease) in Net Assets	(42,772)	30,503
Net Assets at Beginning of Period	325,362	294,859
Net Assets at End of Period	$282,590	$325,362

The accompanying notes are an integral part of the financial statements.

THE APEX MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

JULY 31, 2008

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	For the years ended July 31,
	2008	2007	2006	2005	2004
Net Asset Value -
Beginning of Period	$ 1.50	$ 1.28	$ 1.37	$ 1.51	$ 1.65
Net Investment Loss (a)	(0.10)	(0.11)	(0.10)	(0.10)	(0.02)
Net Gains or Losses on
Securities (realized and unrealized)	(0.07)	0.33	0.01	(0.04)	(0.12)
Total from Investment Operations	(0.17)	0.22	(0.09)	(0.14)	(0.14)

Distributions (From Net Investment Income)	0.00	0.00	0.00	0.00	0.00
Distributions (From Capital Gains)	0.00	0.00	0.00	0.00	0.00
Total Distributions	0.00	0.00	0.00	0.00	0.00

Net Asset Value -
End of Period	$ 1.33	$ 1.50	$ 1.28	$ 1.37	$ 1.51
Total Return (b)	(11.33)%	17.19%	(6.57)%	(9.27)%	(8.48)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	283	325	295	455	1,036
Ratio of Expenses to
Average Net Assets	8.39%	8.69%	7.96%	4.68%	3.35%
Ratio of Net Income to
Average Net Assets	(8.21)%	(7.25)%	(6.76)%	(4.56)%	(3.24)%
Reimbursements/Waivers
on Above - Ratios	1.20%	1.20%	1.20%	1.20%	1.20%

Portfolio Turnover Rate	320.00%	177.92%	338.70%	161.01%	189.97%

(a) Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(b) Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of the financial statements.

THE APEX MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2008

1.

SIGNIFICANT ACCOUNTING POLICIES

Bhirud Funds Inc. (the "Fund") is a diversified open-end management investment company currently consisting of The Apex Mid Cap Growth Fund portfolio (the "Portfolio").  The Fund was incorporated in Maryland on May 27, 1992. Prior to November 4, 1992 (commencement of operations), the Fund had no operations other than the sale of 10,000 shares of stock on August 4, 1992 at a cost of $100,000 to Thomas James MidCap Partners representing the initial capital.  The following is a summary of significant accounting policies followed by the Fund:

SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the dates the securities are purchased or sold (the trade dates), with realized gain and loss on investments determined by using specific identification as the cost method.  Interest income (including amortization of premium and discount, when appropriate) is recorded as earned.  Dividend income and dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.

THE APEX MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS - CONTINUED

JULY 31, 2008

FEDERAL INCOME TAXES

The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

CAPITAL LOSS CARRY FORWARDS

The corporation is a regulated investment company (as defined in internal revenue code section 851) and is subject to special rules under IRC section 1212 regarding capital loss carrybacks and carryovers. These rules prohibit the corporation from carrying back capital losses to any year in which it was a regulated investment company, while allowing capital loss carryovers to eight taxable years (not the usual three) succeeding the loss year. At July 31, 2008, the company had capital loss carryovers of $2,331,609 which will expire as follows: $423,704 (2008), $204,043 (2009), $112,094 (2010), $239,889 (2011), $668,374 (2012), and $673,081 (2013), $0 (2014) and $10,424 (2015). The $423,704 (2008) carryover is net of capital gains of $19,041 absorbed in 2006.

2.     CAPITAL STOCK TRANSACTIONS

         The Articles of Incorporation, dated May 27, 1992, permit the Fund to issue twenty billion shares (par value $0.001).  Transactions in shares of common stock for the year ended July 31, 2008 and year ended July 31, 2007 were as follows:

	For the Year Ended July 31,2008		For the Year Ended July 31, 2007
	Shares	Amount	Shares	Amount

Shares Sold	0	0	7,605	11,902
Shares Issued in Reinvestment of Dividends	0	0	0	0
Shares Redeemed	(5,947)	(8,536)	(19,429)	(28,622)
Net	(5,947)	(8,536)	(11,824)	(16,720)

3.     INVESTMENTS

Purchases and sales of securities for the year ended July 31, 2008 other than short-term securities, aggregated $760,545 and $794,515 respectively. The cost of securities is substantially the same for Federal income tax purposes. For Federal income tax purposes:

       Aggregate Cost is $454,462

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$16,013	$(198,302)	$(182,289)

THE APEX MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS - CONTINUED

JULY 31, 2008

4.     INVESTMENT ADVISORY CONTRACT

The Fund employs Bhirud Associates, Incorporated (the "Advisor") to provide a continuous investment program for the Fund's portfolio, provide all facilities and personnel, including Officers required for its administrative management, and to pay the compensation of all Officers and Directors of the Fund who are affiliated with the Advisor.  As compensation for the services rendered and related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and payable monthly, equal to 1.00% of the first $250 million of the average net assets of the Portfolio; 0.75% of the average net assets of the Portfolio between $250 and $500 million; and 0.65% of the average net assets of the Portfolio over $500 million. The Advisor has voluntarily agreed to reimburse the Fund in the event the Fund's expenses exceed certain prescribed limits. During the year ended July 31, 2008 the Advisor elected to defer the payment of Advisory fees payable in the amount of $2,908. The Advisor has voluntarily agreed to waive these fees, considering the small assets of the Fund. The Advisory and Administrative Services Contracts provide that if, in any fiscal year, the aggregate expenses of a Fund, excluding interest, taxes, brokerage and extraordinary expenses, but including the Advisory and Administrative Services fees, exceed the expense limitation of any state in which the Corporation is registered for sale, the Funds may deduct from fees paid to the Advisor and Administrator their proportionate share of such excess expenses to the extent of the fees payable. As a result of the passage of the National Securities Markets Improvement Act of 1996, all state expenses limitations have been eliminated at this time.

The Fund retained Bhirud Associates, Inc. ("BAI") to act as Administrator for the Fund from November 1, 1994. BAI provided administrative services for the Fund. During the year ended January 31, 2008 the Administrator elected to defer the payment of Administrative service fees payable in the amount of $582.

From December 1, 1996, the U.S. Bank N.A. has been providing custodian services and from February 1st, 1998, fund accounting and transfer agency functions are provided by Mutual Shareholders Services LLC.

5.     ORGANIZATION EXPENSES

The organizational expense was amortized over the first five years of the Fund's operations and is now zero going forward.

6.     DISTRIBUTION PLAN

The Fund's Board of Directors has adopted a distribution plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 there under.  The Plan provides that the Portfolio may bear certain expenses and costs which in the aggregate are subject to a maximum of 0.25% per annum of the Portfolio's average daily net assets. For the year ended July 31, 2008, the Fund has incurred distribution costs of $442 payable to Bhirud Associates, Inc.

7.     TRANSACTIONS WITH AFFILIATES

During the year ended July 31, 2008 the Fund paid $4,471, brokerage commissions to Bhirud Associates, Inc.

8.     RECLASSIFICATION OF CAPITAL ACCOUNTS

In accordance with generally accepted accounting principals, the Fund recorded reclassifications in the capital accounts. The Fund recorded a permanent book/tax difference of $(23,812) as of July 31, 2008, from undistributed net investment income to paid in capital. These reclassifications have no impact on net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder.

THE APEX MID CAP GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

JULY 31, 2008

THE APEX MID CAP GROWTH FUND

EXPENSE ILLUSTRATION

JULY 31, 2008 (UNAUDITED)

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the last six month period (February 1, 2008 through July 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	2/1/2008	7/31/2008	2/1/2008 to 7/31/2008
Actual	$1,000.00	$1,023.08	$42.20
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$983.14	$41.37

* Expenses are equal to the Fund’s annualized expense ratio of 8.39%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

THE APEX MID CAP GROWTH FUND

DIRECTORS AND OFFICERS

JULY 31, 2008 (UNAUDITED)

The Fund's Board of Trustees has responsibility for the overall management and operations of the Portfolios. Each Trustee oversees the Fund and serves until he or she resigns, retires or his or her successor is elected and qualified. Each officer serves until his or her successor is elected and qualified. The following table provides information regarding each Trustee, including those who are not an “interested person” of the Fund, as defined in the Investment Company Act of 1940.

Name, Address and Age	Position(s), Length of Time Served	Principal Occupations During Past 5 Years, Directorship Held
Officers and Interested Directors
Suresh L. Bhirud, 60 27 Winding Lane. Darien, CT 06820	Chairman of the Board and Treasurer since August 6,1992 President since July 23, 2002	Chairman of the Board and Treasurer; President of Bhirud Associates, Inc.

Disinterested Directors
Timothy M. Fenton, 65 1124 Dartmouth Place Davis, CA 95616	Director since August 6, 1992	Retired. Licensed Realtor with William Raveis (2002-2007). Chairman of Fenton & Zelenetz Inc., (1990-2002), a direct marketing consulting firm.
M. John Sterba, Jr., 65 Investment Mgmt Advisors Inc. 41 Madison Avenue, 33rd Floor New York, NY 10010	Director since August 6, 1992	Chairman of Investment Management Advisors, Inc. from 1992 to date.
Alexander Norman Crowder, III, 73 708 Woodhaven Lane Naples, FL 34108	Director since August 6, 1992	Independent Management Consultant, since 1991 and part time Chairman of EFI Actuaries, Inc.

THE APEX MID CAP GROWTH FUND

ADDITIONAL INFORMATION

JULY 31, 2008 (UNAUDITED)

Additional Information

The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (877) 593-8637 to request a copy of the SAI or to make shareholder inquiries.

Proxy Voting

A description of the Company's proxy voting policies and procedures relating to the holdings of the Fund is available, without charge and upon request, by calling 1-877-593-8637, on the Mutual Shareholder Services, LLC website at www.mutualss.com and on the SEC's website at www.sec.gov.

Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on October 31 and April 30. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (877) 593-8637.

Approval of Investment Advisory Agreement

In approving the most recent annual continuance of the Advisory Agreement, the Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreement.  The principal areas of the review by the Trustees were the nature and quality of the services provided by the Adviser; the reasonableness of the fees charged for those services; the investment performance of Bhirud Associates, Inc. (BAI); the costs of services and profits realized by BAI; and potential economies of scale, specifically reduced operating expense ratios, to be realized by the Fund through its relationship with BAI or some alternative investment advisor.

The Board considered the nature, extent and quality of the services to be provided by the Adviser of the Fund pursuant to the Advisory Agreement, including the Adviser's competence and integrity; research capabilities; implementation and enforcement of compliance procedures and financial reporting controls; and adherence to the Fund's investment objectives, policies and restrictions.  The Board concluded that the Adviser fulfilled all of the foregoing factors and responsibilities in accordance with its obligations under the Advisory Agreement.

The Board also evaluated the investment performance of the Fund relative to the S&P Mid Cap Index over the last five years, the last three years, and the most recent year.

THE APEX MID CAP GROWTH FUND

ADDITIONAL INFORMATION - CONTINUED

JULY 31, 2008 (UNAUDITED)

The Board considered the fact that the Adviser voluntarily waived receipt of all of its Advisory fee as well as Administrative fee.  The Board also noted that the size of the assets in the Fund remains extremely small and offers the portfolio manager limited degrees of freedom from a business and performance standpoint.

Based on its evaluation of all material aspects of the Advisory Agreement, including the foregoing factors, and such other information believed to be reasonably necessary to evaluate the terms of the Agreement, the Board, including all of the non-interested Trustees, concluded that the continuation of that Advisory Agreement would be in the best interest of the Fund's shareholders, and determined that the compensation to the Adviser provided for in the Agreement is fair and reasonable.

Board of Trustees

Suresh L. Bhirud

Timothy M. Fenton

M. John Sterba Jr.

Alexander Norman Crowder, III

Investment Adviser

Bhirud Associates

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

VB&T CPA, PLLC

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Bhirud Funds Inc.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant's  principal executive officer and principal financial officer.  The  registrant  has  not  made any amendments to its code of ethics during  the covered period. The registrant has not granted any waivers from  any  provisions of the code of ethics during the covered period.

        A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The  registrant's  Board  of  Trustees has determined that it does not have  an  audit committee financial expert serving on its audit committee.  At  this  time,  the  registrant believes that the experience provided  by  each  member  of the audit committee together offers the registrant  adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

The  registrant  has engaged its principal accountant to perform audit services,  audit-related  services,  tax  services  and other services during the past two fiscal years. "Audit services" refer to performing an  audit  of the registrant's annual financial statements or services that  are normally provided by the accountant in connection with statutory  and  regulatory  filings or engagements for those fiscal years.  "Audit-related  services"  refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered  by the principal accountant for tax compliance, tax advice, and tax  planning.  The  following table details the aggregate fees billed for  each  of  the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 7/31/2007	FYE 7/31/2008	# of Hours spent in FYE 2008
Audit Fees	$4,000	$4,500	40
Audit-Related Fees	$ 0	$ 0	0
Tax Fees	$ 0	$ 0	0
All Other Fees	$ 0	$ 0	0

The  audit  committee has adopted pre-approval policies and procedures that  require  the  audit  committee to pre-approve all audit and non-audit  services of the registrant, including services  provided to any entity  affiliated  with the registrant. All of the principal accountant's  hours  spent  on auditing the registrant's financial statements  were  attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant's  accountant  for  services to the registrant and to the registrant's  investment  adviser  (and  any other controlling entity, etc.not sub-adviser)  for the last two years.  The Audit Committee of the Board  of  Trustees  has considered whether the provision of non-audit services  that were rendered to the registrant's investment adviser is compatible  with  maintaining  the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 7/31/2007	FYE 7/31/2008
Registrant	$0	$0
Registrant’s Investment Advisor	$0	$0

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

        Not applicable to open-end investment companies.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

        Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

        Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

        Not applicable to open-end investment companies.

ITEM 10.CONTROLS AND PROCEDURES

(a)     The Registrant's President and Treasurer has concluded that the Registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under  the  Investment  Company Act of 1940 (the "Act")) are effective  as  of  a date within 90 days of the filing date of the report that  includes the disclosure required by this paragraph, based on the evaluation of  these controls and procedures required by Rule 30a-3(b) under the Act.

(b)     There  were  no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal year that has materially  affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.EXHIBITS

(a)     ANY CODE OF ETHICS OR AMENDMENT THERETO.

        Filed herewith.

(b)     CERTIFICATION PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002.

        Filed herewith.

(c)     CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002.

        Furnished herewith.

SIGNATURES

        Pursuant  to  the  requirements of the Securities Exchange Act of 1934 and  the  Investment  Company Act of 1940, the registrant has duly caused this report  to  be  signed  on  its  behalf  by  the  undersigned, thereunto duly authorized.

Bhirud Funds Inc.

By: /s/ Suresh L. Bhirud

        --------------------

        Suresh L. Bhirud

        President and Treasurer

Date: October 8, 2008

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

Bhirud Funds Inc.

By: /s/ Suresh L. Bhirud

        --------------------

        Suresh L. Bhirud

        President and Treasurer

Date: October 8, 2008